Retirement Benefits - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 1,188	$ 1,494	$ 1,500
Actuarial losses/(gains)	11,554	(7,459)	3,525
Other movements	12	(66)	(50)
Defined benefit plan obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	91,856	104,285
Current service cost	1,186	1,491
Interest expense (income)	2,364	2,282
Actuarial losses/(gains)	11,554	(7,459)
Benefit payments	(3,961)	(4,435)
Other movements	194	(360)
Currency translation differences	352	(3,948)
Ending balance	103,545	91,856	$ 104,285
Defined benefit plan obligations | Pension defined benefit plans | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	83,276
Ending balance	$ 93,727	$ 83,276
Weighted average duration	17 years	17 years
Defined benefit plan obligations | Pension defined benefit plans | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,359
Ending balance	$ 4,793	$ 4,359
Weighted average duration	13 years	13 years
Defined benefit plan obligations | Other defined benefit plans | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,221
Ending balance	$ 5,025	$ 4,221
Weighted average duration	14 years	12 years